Selected Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Preferred Stock Dividends, Income Statement Impact											$ 0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating revenues	$ 382,738	$ 384,550	$ 382,791	$ 378,908	$ 307,198	$ 276,898	$ 272,236	$ 269,016	$ 1,528,987	$ 1,125,348	1,042,779
Income from continuing operations before non-operating items	96,473	94,671	85,976	77,656	44,618	74,823	78,215	77,422	354,776	275,078	290,908
Interest expense									(154,751)	(129,947)	(122,344)
Loss from real estate joint ventures									1,370	241	(2)
Consolidated net income	128,007	118,958	50,155	43,416	42,058	88,906	47,630	45,808	340,536	224,402	350,745
Net income attributable to noncontrolling interest									12,157	12,180	18,458
Preferred Stock Dividends, Income Statement Impact									3,688	307
Net income (loss) available for MAA common shareholders	$ 122,528	$ 113,787	$ 47,393	$ 40,983	$ 39,079	$ 84,279	$ 45,144	$ 43,413	$ 324,691	$ 211,915	$ 332,287
Earnings per share - basic	$ 1.08	$ 1.00	$ 0.42	$ 0.36	$ 0.44	$ 1.12	$ 0.60	$ 0.58	$ 2.86	$ 2.69	$ 4.41
Earnings per share - diluted	$ 1.08	$ 1.00	$ 0.42	$ 0.36	$ 0.44	$ 1.12	$ 0.60	$ 0.58	2.86	2.69	4.41
Common Stock, Dividends, Per Share, Cash Paid									$ 3.48	$ 3.28	$ 3.08
Net Cash Provided by (Used in) Operating Activities									$ 658,513	$ 484,039	$ 463,721
Proceeds from Stock Options Exercised									432	0	420
Net Cash Provided by (Used in) Investing Activities									(283,435)	(710,487)	(136,215)
Return (funding) of escrow for future acquisitions									10,591	(58,259)	8
Payments To Acquire Real Estate And Other Assets									(136,065)	(339,186)	(328,193)
Payments for Capital Improvements									(343,890)	(183,977)	(166,021)
Net Cash Provided by (Used in) Financing Activities									(397,864)	222,425	(316,600)
Limited Partner [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating revenues	$ 382,738	$ 384,550	$ 382,791	$ 378,908	$ 307,198	$ 276,898	$ 272,236	$ 269,016	1,528,987	1,125,348	1,042,779
Income from continuing operations before non-operating items	96,473	94,671	85,976	77,656	44,618	74,823	78,215	77,422	354,776	275,078	290,908
Interest expense									(154,751)	(129,947)	(122,344)
Loss from real estate joint ventures									1,370	241	(2)
Consolidated net income	128,007	118,958	50,155	43,416	42,058	88,906	47,630	45,808	340,536	224,402	350,745
Preferred Stock Dividends, Income Statement Impact									(3,688)	(307)	0
Net Income (Loss) Available to Common Unitholders	$ 127,085	$ 118,036	$ 49,233	$ 42,494	$ 41,751	$ 88,906	$ 47,630	$ 45,808
Earnings per share - basic	$ 1.08	$ 1.00	$ 0.42	$ 0.36	$ 0.45	$ 1.12	$ 0.60	$ 0.61
Earnings per share - diluted	$ 1.08	$ 1.00	$ 0.42	$ 0.36	$ 0.45	$ 1.12	$ 0.60	$ 0.61
Net Cash Provided by (Used in) Operating Activities									658,513	484,039	463,721
Proceeds from Stock Options Exercised									432	0	420
Net Cash Provided by (Used in) Investing Activities									(283,435)	(710,487)	(136,215)
Return (funding) of escrow for future acquisitions									10,591	(58,259)	8
Payments To Acquire Real Estate And Other Assets									(136,065)	(339,186)	(328,193)
Payments for Capital Improvements									(343,890)	(183,977)	(166,021)
Net Cash Provided by (Used in) Financing Activities									$ (397,864)	$ 222,425	$ (316,600)